Loss Per Share (Tables)	12 Months Ended
Jan. 31, 2019
Loss per share for profit from continuing operations attributable to the ordinary equity holders of the Group:
Disclosure of Detailed Information About Earning Loss Per Share

(a)	Basic and diluted loss per share

	For the Year Ended 31 January 2019 NZ$	For the Year Ended 31 January 2018 NZ$	For the 7 Months Ended 31 January 2017 NZ$	For the Year Ended 30 June 2016 NZ$

From continuing operations attributable to the ordinary equity holders of the company	(2.01)	(1.79)	(0.82)	(1.13)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	(2.01)	(1.79)	(0.82)	(1.13)

All convertible notes issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended 31 January 2018. These notes could potentially dilute earnings/loss per share in the future.

(b)	Reconciliation of loss used in calculating earnings per share

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$

Basic and diluted loss per share
Profit/(loss) attributable to the ordinary equity holders of the company used in calculating basic earnings per share:	(48,946)	(37,445)	(16,008)	(20,715)

(c)	Weighted average number of shares used as the denominator

	31 January 2019 Number	31 January 2018 Number	31 January 2017 Number	30 June 2016 Number
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	24,379,019	20,915,036	19,404,681	18,345,000

* As a result of the merger between Bendon and Naked on 19 June 2018 the calculation of basic and diluted earnings per share for 2018 and 2017 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.